Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	77,075	38,359
	Newmont Corp. (XNYS)	180,381	19,808
	Freeport-McMoRan Inc.	235,000	15,442
	Ecolab Inc.	41,090	10,519
	Air Products & Chemicals Inc.	36,399	10,141
	Nucor Corp.	37,611	9,403
	Fastenal Co.	187,984	8,309
	Anglogold Ashanti plc (XNYS)	82,493	7,989
	Steel Dynamics Inc.	22,383	5,823
	Carpenter Technology Corp.	7,868	3,690
	Albemarle Corp.	19,230	3,393
	Alcoa Corp.	42,564	3,305
	Reliance Inc.	8,509	3,240
	International Flavors & Fragrances Inc.	41,761	3,176
	Royal Gold Inc.	13,847	3,108
*	RBC Bearings Inc.	5,097	2,915
	International Paper Co.	86,488	2,895
	CF Industries Holdings Inc.	25,383	2,852
	LyondellBasell Industries NV Class A	42,275	2,818
	Southern Copper Corp.	13,963	2,671
	Mueller Industries Inc.	17,863	2,297
	Solstice Advanced Materials Inc.	26,232	2,209
	Avery Dennison Corp.	12,703	2,021
	Element Solutions Inc.	37,207	1,579
*	MP Materials Corp.	23,448	1,517
	Eastman Chemical Co.	18,827	1,428
*	Cleveland-Cliffs Inc.	94,021	1,279
	Timken Co.	9,988	1,278
	Mosaic Co.	51,282	1,226
	Hexcel Corp.	12,430	1,116
	Celanese Corp.	17,995	956
	NewMarket Corp.	1,019	788
	Olin Corp.	18,392	476
	Westlake Corp.	5,425	471
	Ashland Inc.	7,384	427
	Scotts Miracle-Gro Co.	7,088	418
	Huntsman Corp.	25,992	399
	FMC Corp.	19,729	269
			180,010
Consumer Discretionary (13.2%)
*	Amazon.com Inc.	1,573,896	425,959
*	Tesla Inc.	462,962	201,754
	Walmart Inc.	713,785	82,621
	Costco Wholesale Corp.	72,823	69,642
*	Netflix Inc.	695,417	59,820
	Home Depot Inc.	163,388	51,817
	McDonald's Corp.	117,351	32,764
	Walt Disney Co.	291,637	29,697
	TJX Cos. Inc.	183,642	28,419
*	Uber Technologies Inc.	330,503	23,267
	Booking Holdings Inc.	133,540	22,359
	Lowe's Cos. Inc.	92,049	19,732
	Starbucks Corp.	186,834	18,526
	Marriott International Inc. Class A	36,465	13,696
*	Spotify Technology SA	25,181	12,532
	General Motors Co.	148,045	12,323
	Hilton Worldwide Holdings Inc.	37,519	12,293
	Ross Stores Inc.	52,427	12,149
*	O'Reilly Automotive Inc.	137,981	11,988

		Shares	Market Value ($000)
	Royal Caribbean Cruises Ltd.	41,490	11,809
	Ford Motor Co.	638,493	11,135
*	Warner Bros Discovery Inc.	381,419	10,302
	Target Corp.	74,790	9,504
*	Airbnb Inc. Class A	68,316	9,107
	NIKE Inc. Class B	191,377	8,847
	Delta Air Lines Inc.	106,812	8,810
	Electronic Arts Inc.	41,254	8,322
	eBay Inc.	73,926	8,078
*	Carvana Co.	110,550	8,070
*	AutoZone Inc.	2,745	8,057
*	Chipotle Mexican Grill Inc.	215,274	6,859
	Yum! Brands Inc.	45,640	6,752
*	Take-Two Interactive Software Inc.	29,789	6,677
	DR Horton Inc.	42,701	6,281
	Garmin Ltd.	26,688	6,243
*	United Airlines Holdings Inc.	53,108	6,097
	Carnival Corp. Ltd.	208,966	5,864
	Tapestry Inc.	33,437	4,864
*	Roblox Corp. Class A	101,522	4,787
*	Copart Inc.	144,508	4,736
*	Live Nation Entertainment Inc.	25,852	4,354
	Expedia Group Inc.	18,986	4,287
	Restaurant Brands International Inc.	55,809	4,169
	Dollar General Corp.	35,885	3,969
	Williams-Sonoma Inc.	18,969	3,862
	Darden Restaurants Inc.	18,792	3,832
	PulteGroup Inc.	31,980	3,779
	Omnicom Group Inc.	51,005	3,709
*	Ulta Beauty Inc.	7,243	3,686
*	Dollar Tree Inc.	30,970	3,606
	Estee Lauder Cos. Inc. Class A	40,415	3,595
*	Coupang Inc.	213,901	3,551
*	Burlington Stores Inc.	10,242	3,317
	Southwest Airlines Co.	76,102	3,269
	RB Global Inc. (XTSE)	30,206	3,212
*	Liberty Media Corp.-Liberty Formula One Class C	34,335	3,117
	Lennar Corp. Class A	33,382	2,997
	Tractor Supply Co.	87,655	2,764
*	Deckers Outdoor Corp.	23,946	2,726
*	NVR Inc.	442	2,698
*	Viking Holdings Ltd.	28,752	2,648
	Las Vegas Sands Corp.	50,526	2,555
*	Flutter Entertainment plc	26,045	2,526
	BorgWarner Inc. (XNYS)	34,886	2,505
	Best Buy Co. Inc.	31,879	2,485
*	Aptiv plc	35,729	2,427
	Dick's Sporting Goods Inc.	10,438	2,375
	Rollins Inc.	49,395	2,351
	Somnigroup International Inc.	32,765	2,320
	Aramark	43,069	2,299
	Ralph Lauren Corp.	6,272	2,282
	Genuine Parts Co.	22,895	2,260
	TKO Group Holdings Inc.	10,947	2,246
*	Lululemon Athletica Inc.	16,942	2,222
	Fox Corp. Class A	34,468	2,203
	Toll Brothers Inc.	15,502	2,148
*	Rivian Automotive Inc. Class A	130,886	2,133
*	Five Below Inc.	8,869	2,016
	New York Times Co. Class A	26,473	1,991
	Hasbro Inc.	23,030	1,984
	Texas Roadhouse Inc.	10,938	1,976
*	DraftKings Inc. Class A	79,275	1,941
*	BJ's Wholesale Club Holdings Inc.	21,591	1,841
	Service Corp. International	22,592	1,699
*	SharkNinja Inc.	13,710	1,671
	Domino's Pizza Inc.	5,174	1,607
	News Corp. Class A	60,519	1,580
*	Trade Desk Inc. Class A	72,278	1,558
*	American Airlines Group Inc.	105,996	1,552

		Shares	Market Value ($000)
*	On Holding AG Class A	37,096	1,514
*	MGM Resorts International	33,853	1,478
*	GameStop Corp. Class A	67,243	1,424
	Murphy USA Inc.	2,780	1,407
	Fox Corp. Class B	24,098	1,383
*	Norwegian Cruise Line Holdings Ltd.	74,289	1,362
*	Cava Group Inc.	16,207	1,259
	Wynn Resorts Ltd.	12,431	1,258
	Lear Corp.	8,462	1,211
	Hyatt Hotels Corp. Class A	6,636	1,203
*	Dutch Bros Inc. Class A	20,469	1,187
*	Wayfair Inc. Class A	16,370	1,183
	Lithia Motors Inc.	3,908	1,137
	LKQ Corp.	41,583	1,128
*	Etsy Inc.	15,341	1,042
	Versant Media Group Inc.	23,866	1,030
*	CarMax Inc.	22,805	1,018
	VF Corp.	58,030	997
	Pool Corp.	5,440	987
	Wyndham Hotels & Resorts Inc.	12,142	975
*	Madison Square Garden Sports Corp.	2,596	972
*	Caesars Entertainment Inc.	33,448	972
*	Crocs Inc.	8,164	969
	Macy's Inc.	43,666	950
	Churchill Downs Inc.	10,670	931
*	Floor & Decor Holdings Inc. Class A	17,731	911
	Sirius XM Holdings Inc.	30,679	906
*	Lyft Inc. Class A	62,800	886
	U-Haul Holding Co.	16,906	879
	Gentex Corp.	36,017	870
*	Chewy Inc. Class A	38,142	860
*	Alaska Air Group Inc.	18,556	854
*	Amer Sports Inc.	23,942	852
	Nexstar Media Group Inc.	4,730	844
*	Ollie's Bargain Outlet Holdings Inc.	10,202	833
*	AutoNation Inc.	4,351	817
	H&R Block Inc.	21,077	811
	Gap Inc.	36,582	774
*	SiteOne Landscape Supply Inc.	7,112	772
	Vail Resorts Inc.	5,687	760
	Boyd Gaming Corp.	9,180	759
*	Mattel Inc.	49,914	746
*	Planet Fitness Inc. Class A	13,630	729
*	Duolingo Inc.	6,450	718
	Wingstop Inc.	4,534	712
	PVH Corp.	7,456	695
*	Valvoline Inc.	20,173	681
	Travel & Leisure Co.	9,997	680
*	Liberty Live Holdings Inc. Class C	6,843	678
	Bath & Body Works Inc.	33,621	673
	Thor Industries Inc.	8,503	672
	News Corp. Class B	22,316	665
*	Grand Canyon Education Inc.	4,389	658
*	QuantumScape Corp.	72,776	654
*	YETI Holdings Inc.	12,894	619
*	Bright Horizons Family Solutions Inc.	8,957	561
*	e.l.f. Beauty Inc.	9,278	520
*	Avis Budget Group Inc.	2,779	489
	Penske Automotive Group Inc.	2,904	486
	Choice Hotels International Inc.	4,336	472
	Whirlpool Corp.	10,251	445
	Harley-Davidson Inc.	18,021	436
*	Liberty Live Holdings Inc. Class A	4,139	399
*	Penn Entertainment Inc.	20,915	394
*	RH	2,639	392
*,1	Birkenstock Holding plc	7,058	318
*	Liberty Media Corp.-Liberty Formula One Class A	3,507	295
	Columbia Sportswear Co.	4,199	278
	Dillard's Inc. Class A	456	269
	Newell Brands Inc.	66,009	224

		Shares	Market Value ($000)
[1]	Wendy's Co.	25,866	199
*	Under Armour Inc. Class A	33,432	196
	Lennar Corp. Class B	2,005	177
*,1	Lucid Group Inc.	24,424	160
*	Under Armour Inc. Class C	25,104	144
*	Coty Inc. Class A	54,622	116
*	U-Haul Holding Co. (XNYS)	1,149	66
			1,493,440
Consumer Staples (3.3%)
	Procter & Gamble Co.	385,417	55,330
	Coca-Cola Co.	638,135	50,419
	Philip Morris International Inc.	255,687	45,354
	PepsiCo Inc.	224,973	32,439
	Altria Group Inc.	277,095	19,280
	CVS Health Corp.	205,813	18,725
	McKesson Corp.	20,252	15,036
	Mondelez International Inc. Class A	213,008	13,030
	Colgate-Palmolive Co.	131,613	11,862
*	Monster Beverage Corp.	114,256	10,064
	Corteva Inc.	111,563	8,733
	Cencora Inc.	29,987	8,077
	Keurig Dr Pepper Inc.	212,063	6,368
	Archer-Daniels-Midland Co.	78,272	6,245
	Sysco Corp.	79,063	5,994
	Kroger Co.	94,958	5,902
	Kenvue Inc.	310,928	5,373
	Kimberly-Clark Corp.	54,852	5,354
	Casey's General Stores Inc.	6,052	4,643
	Hershey Co.	23,834	4,625
	Church & Dwight Co. Inc.	39,628	3,790
	Kraft Heinz Co.	141,162	3,389
	Constellation Brands Inc. Class A	23,440	3,254
*	US Foods Holding Corp.	36,541	2,991
	General Mills Inc.	88,117	2,979
	Tyson Foods Inc. Class A	45,159	2,756
	Bunge Global SA	21,470	2,647
*	Performance Food Group Co.	25,165	2,471
	McCormick & Co. Inc.	41,776	1,979
	Clorox Co.	20,112	1,811
	J M Smucker Co.	16,882	1,742
	Coca-Cola Consolidated Inc.	9,340	1,618
*	Darling Ingredients Inc.	25,790	1,524
*	Sprouts Farmers Market Inc.	15,966	1,319
	Hormel Foods Corp.	47,729	1,109
	Ingredion Inc.	10,432	1,058
	Conagra Brands Inc.	78,924	1,048
	Molson Coors Beverage Co. Class B	26,441	1,045
	Primo Brands Corp.	40,833	1,013
	Lamb Weston Holdings Inc.	21,775	940
	Albertsons Cos. Inc. Class A	57,968	905
*	Celsius Holdings Inc.	26,589	885
*	Post Holdings Inc.	7,417	681
	Campbell's Co.	30,746	649
	Brown-Forman Corp. Class B	23,460	603
*	Freshpet Inc.	7,720	398
*	Boston Beer Co. Inc. Class A	1,311	232
	Flowers Foods Inc.	29,528	226
	Seaboard Corp.	40	203
	Reynolds Consumer Products Inc.	8,637	187
	Smithfield Foods Inc.	7,214	186
	Pilgrim's Pride Corp.	6,537	185
	Brown-Forman Corp. Class A	6,908	185
*	BellRing Brands Inc.	20,143	168
			379,029
Energy (3.3%)
	Exxon Mobil Corp.	693,236	100,699
	Chevron Corp.	307,454	56,098
	ConocoPhillips	203,363	23,179
	Williams Cos. Inc.	199,567	14,247

		Shares	Market Value ($000)
	SLB Ltd.	246,585	13,451
	Marathon Petroleum Corp.	49,261	12,255
	Valero Energy Corp.	49,808	12,194
	EOG Resources Inc.	89,527	11,941
	Phillips 66	66,032	11,614
	Baker Hughes Co.	162,473	10,379
	Kinder Morgan Inc.	318,758	9,907
	Targa Resources Corp.	34,982	8,923
	ONEOK Inc.	102,339	8,590
	Devon Energy Corp.	187,048	8,322
	Cheniere Energy Inc.	34,865	7,840
	Occidental Petroleum Corp.	115,504	6,541
	Diamondback Energy Inc.	32,515	6,226
	EQT Corp.	98,618	5,417
	Halliburton Co.	137,468	5,341
*	First Solar Inc.	16,603	5,094
	TechnipFMC plc	65,735	4,497
	Texas Pacific Land Corp.	9,437	3,709
	Expand Energy Corp.	37,184	3,457
	Ovintiv Inc. (XNYS)	46,656	2,615
	DT Midstream Inc.	16,726	2,341
	Permian Resources Corp. Class A	111,120	2,137
	APA Corp.	57,833	2,107
	HF Sinclair Corp.	25,413	1,776
*	Antero Resources Corp.	47,574	1,701
	Range Resources Corp.	38,956	1,517
*	Enphase Energy Inc.	21,626	1,478
	Viper Energy Inc. Class A	30,574	1,391
	Chord Energy Corp.	9,337	1,231
	NOV Inc.	60,864	1,215
	Weatherford International plc	11,383	1,180
	Antero Midstream Corp.	55,147	1,156
	Matador Resources Co.	18,766	1,006
			372,772
Financials (9.4%)
*	Berkshire Hathaway Inc. Class B	302,604	143,580
	JPMorgan Chase & Co. (XYNS)	416,343	124,616
	Bank of America Corp. (XNYS)	1,077,511	55,600
	Goldman Sachs Group Inc. (XYNS)	45,842	47,014
	Wells Fargo & Co.	508,253	39,410
	Morgan Stanley	186,309	38,752
	Citigroup Inc. (XNYS)	269,255	33,899
	Blackrock Inc.	25,059	26,234
	Charles Schwab Corp.	274,263	23,957
	S&P Global Inc.	49,788	21,110
	Chubb Ltd.	60,134	18,746
	Progressive Corp.	96,257	18,327
	CME Group Inc.	58,940	16,122
	Bank of New York Mellon Corp.	113,275	15,794
	Blackstone Inc.	121,454	14,206
	PNC Financial Services Group Inc.	64,077	14,169
	US Bancorp	256,965	14,095
	Intercontinental Exchange Inc.	93,470	13,820
	Marsh & McLennan Cos. Inc.	79,524	12,721
*	Robinhood Markets Inc. Class A	124,230	11,715
	Moody's Corp.	25,472	11,545
	Aon plc Class A (XNYS)	34,560	10,923
	KKR & Co. Inc.	110,925	10,642
	Travelers Cos. Inc.	35,579	10,385
	Truist Financial Corp.	206,910	9,975
	Apollo Global Management Inc.	68,514	8,818
	Allstate Corp.	42,741	8,808
	Aflac Inc.	77,248	8,684
	Arthur J Gallagher & Co.	41,453	8,337
	MetLife Inc.	90,987	7,524
	Fifth Third Bancorp	149,299	7,454
	MSCI Inc.	11,683	7,376
*	NU Holdings Ltd. Class A	547,115	7,184
	State Street Corp.	45,597	7,097

		Shares	Market Value ($000)
*	Coinbase Global Inc. Class A	36,441	6,888
	Nasdaq Inc.	74,191	6,864
	Ameriprise Financial Inc.	14,948	6,662
	American International Group Inc.	88,376	6,560
	Interactive Brokers Group Inc. Class A	70,144	6,100
	Hartford Insurance Group Inc.	46,000	5,848
	Prudential Financial Inc.	57,315	5,768
	Cboe Global Markets Inc.	17,163	5,725
	Huntington Bancshares Inc.	332,339	5,437
	M&T Bank Corp.	24,834	5,367
*	Arch Capital Group Ltd.	57,698	5,155
	Northern Trust Corp.	30,329	5,018
	Citizens Financial Group Inc.	69,912	4,353
	Raymond James Financial Inc.	27,950	4,008
	Ares Management Corp. Class A	31,027	3,987
	Cincinnati Financial Corp.	25,226	3,971
	Regions Financial Corp.	141,090	3,951
	Willis Towers Watson plc	15,647	3,907
	T Rowe Price Group Inc.	35,792	3,741
*	Markel Group Inc.	2,053	3,727
	Principal Financial Group Inc.	35,967	3,727
*	SoFi Technologies Inc.	199,852	3,641
	LPL Financial Holdings Inc.	13,030	3,567
	KeyCorp.	152,226	3,247
	Brookfield Asset Management Ltd. Class A	63,086	3,066
	Broadridge Financial Solutions Inc.	18,945	2,912
	Loews Corp.	27,733	2,872
	First Citizens BancShares Inc. Class A	1,434	2,854
	East West Bancorp Inc.	22,521	2,760
	Brown & Brown Inc.	46,864	2,636
	Annaly Capital Management Inc.	115,992	2,534
	Pinnacle Financial Partners Inc.	24,552	2,400
	W R Berkley Corp.	37,062	2,355
	Unum Group	27,382	2,279
*	Rocket Cos. Inc. Class A	155,225	2,252
	Everest Group Ltd.	6,842	2,217
	Reinsurance Group of America Inc. Class A	10,873	2,183
*	Circle Internet Group Inc.	18,713	2,115
	RenaissanceRe Holdings Ltd.	7,456	2,090
	Evercore Inc. Class A	6,082	2,073
	Assurant Inc.	8,222	2,046
	Fidelity National Financial Inc.	42,438	2,009
	Globe Life Inc.	13,110	2,009
	Carlyle Group Inc.	43,147	1,960
	Ally Financial Inc.	45,222	1,936
	Tradeweb Markets Inc. Class A	19,233	1,928
	First Horizon Corp.	79,272	1,921
	Webster Financial Corp.	26,375	1,918
	Equitable Holdings Inc.	46,145	1,908
	AGNC Investment Corp.	181,054	1,885
	Stifel Financial Corp.	24,393	1,711
	Invesco Ltd.	60,133	1,711
	Wintrust Financial Corp.	10,889	1,636
	Popular Inc.	10,637	1,580
	Southstate Bank Corp.	16,183	1,533
	FactSet Research Systems Inc.	6,081	1,493
	Zions Bancorp NA	23,508	1,468
	SEI Investments Co.	16,532	1,453
	Columbia Banking System Inc.	48,236	1,430
	Primerica Inc.	5,233	1,413
	American Financial Group Inc.	10,878	1,412
	Old Republic International Corp.	37,622	1,401
	Western Alliance Bancorp	17,525	1,396
	Franklin Resources Inc.	44,419	1,378
	Affiliated Managers Group Inc.	4,506	1,365
	Cullen / Frost Bankers Inc.	9,790	1,327
	Jefferies Financial Group Inc.	24,953	1,316
	Voya Financial Inc.	15,708	1,276
	Houlihan Lokey Inc.	8,790	1,245
	Corebridge Financial Inc.	45,668	1,233

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	22,377	1,169
	Axis Capital Holdings Ltd.	11,898	1,129
	Kinsale Capital Group Inc.	3,606	1,099
	XP Inc. Class A	64,849	1,081
	OneMain Holdings Inc.	19,516	1,079
	Blue Owl Capital Inc.	104,474	1,074
	Prosperity Bancshares Inc.	15,500	1,069
	Hanover Insurance Group Inc.	5,696	1,061
	FNB Corp.	59,512	1,040
	First American Financial Corp.	15,683	1,039
	Janus Henderson Group plc	19,901	1,029
	Lincoln National Corp.	28,122	992
	Starwood Property Trust Inc.	56,872	971
	TPG Inc.	22,739	968
	MGIC Investment Corp.	35,515	896
	Rithm Capital Corp.	87,782	818
	White Mountains Insurance Group Ltd.	395	816
	Bank OZK	16,648	806
	MarketAxess Holdings Inc.	6,023	783
	Lazard Inc.	15,567	737
	SLM Corp.	32,689	723
	Virtu Financial Inc. Class A	12,886	646
	RLI Corp.	12,826	642
	Morningstar Inc.	3,445	627
*	Brighthouse Financial Inc.	9,374	586
	Hamilton Lane Inc. Class A	6,721	586
	Ryan Specialty Holdings Inc.	18,149	578
	Assured Guaranty Ltd.	7,350	545
	First Hawaiian Inc.	19,800	534
*,1	Freedom Holding Corp.	2,863	409
	BOK Financial Corp.	3,082	395
*	Credit Acceptance Corp.	624	358
	Kemper Corp.	9,443	233
*,1	Bullish	5,586	195
	CNA Financial Corp.	3,327	140
	TFS Financial Corp.	8,282	132
	UWM Holdings Corp.	39,198	120
	Central BanCo Inc.	2,886	82
			1,060,940
Health Care (8.1%)
	Eli Lilly & Co.	131,445	145,247
	Johnson & Johnson	394,817	88,964
	AbbVie Inc.	290,673	63,285
	UnitedHealth Group Inc.	149,345	56,797
	Merck & Co. Inc.	407,881	48,424
	Thermo Fisher Scientific Inc.	62,053	30,562
	Amgen Inc.	88,278	29,731
	Gilead Sciences Inc.	204,412	27,479
*	Intuitive Surgical Inc.	57,953	24,609
	Pfizer Inc.	932,916	24,424
	Abbott Laboratories	284,317	24,338
	Bristol-Myers Squibb Co.	334,781	19,143
	Danaher Corp.	103,548	18,915
*	Vertex Pharmaceuticals Inc.	41,570	18,604
	Stryker Corp.	56,570	17,259
	Medtronic plc	210,861	15,564
	Elevance Health Inc. (XNYS)	35,649	14,017
	Cigna Group	43,164	11,974
*	Boston Scientific Corp.	241,711	11,677
	Regeneron Pharmaceuticals Inc.	16,616	10,215
	HCA Healthcare Inc.	26,543	10,048
*	Edwards Lifesciences Corp.	94,225	8,148
	Cardinal Health Inc.	39,115	7,698
*	IDEXX Laboratories Inc.	13,040	7,348
	Becton Dickinson & Co.	46,880	6,897
	Agilent Technologies Inc.	46,573	6,312
*	Alnylam Pharmaceuticals Inc.	20,749	6,266
*	Waters Corp.	16,068	6,163
	Humana Inc.	19,758	6,034

		Shares	Market Value ($000)
	Zoetis Inc.	72,087	5,600
*	IQVIA Holdings Inc.	27,621	5,033
*	Natera Inc.	21,589	4,822
*	Centene Corp.	80,171	4,778
*	Dexcom Inc.	63,942	4,715
*	Biogen Inc.	23,890	4,682
	GE HealthCare Technologies Inc.	74,814	4,664
*	Revolution Medicines Inc.	29,356	4,623
	ResMed Inc.	23,889	4,553
*	Veeva Systems Inc. Class A	24,564	4,282
*	Illumina Inc.	25,099	4,090
*	United Therapeutics Corp.	6,932	3,860
	West Pharmaceutical Services Inc.	11,695	3,775
*	Insmed Inc.	34,257	3,662
	Quest Diagnostics Inc.	18,229	3,553
	Labcorp Holdings Inc.	13,664	3,553
	Royalty Pharma plc Class A	62,739	3,498
	STERIS plc	16,027	3,409
	Viatris Inc.	188,327	3,062
*	Moderna Inc.	59,080	2,788
	Zimmer Biomet Holdings Inc.	32,225	2,653
*	Incyte Corp.	26,439	2,558
*	Neurocrine Biosciences Inc.	15,952	2,525
*	Tenet Healthcare Corp.	14,355	2,517
*	Medline Inc. Class A	65,106	2,380
*	Jazz Pharmaceuticals plc	9,597	2,270
*	Exelixis Inc.	43,430	2,192
*	Roivant Sciences Ltd.	69,958	2,098
*	Ionis Pharmaceuticals Inc.	26,057	1,993
*	Penumbra Inc.	6,251	1,990
*	Cooper Cos. Inc.	32,233	1,973
	Revvity Inc.	18,717	1,957
*	Align Technology Inc.	11,084	1,939
*	Elanco Animal Health Inc. (XNYS)	81,121	1,935
*	Solventum Corp.	24,110	1,807
*	BioMarin Pharmaceutical Inc.	31,335	1,795
	Encompass Health Corp.	16,432	1,739
*	Insulet Corp.	11,564	1,676
*	Medpace Holdings Inc.	3,683	1,647
	Baxter International Inc.	84,609	1,589
*	Globus Medical Inc. Class A	18,396	1,506
*	Molina Healthcare Inc.	8,401	1,458
*	Charles River Laboratories International Inc.	7,964	1,439
*	Masimo Corp.	7,430	1,326
	Bio-Techne Corp.	25,475	1,317
*	Henry Schein Inc.	16,638	1,274
*	Halozyme Therapeutics Inc.	19,129	1,273
	Universal Health Services Inc. Class B	8,664	1,266
	QIAGEN NV	32,855	1,202
*	DaVita Inc.	5,709	1,110
*	Corcept Therapeutics Inc.	15,526	1,079
*	Repligen Corp.	8,617	1,068
	Bruker Corp.	17,349	1,022
*	Avantor Inc.	106,669	973
	Chemed Corp.	2,251	960
*	Bio-Rad Laboratories Inc. Class A	3,064	957
	Teleflex Inc.	7,196	926
*	Tempus AI Inc. Class A	15,978	806
*	Sotera Health Co.	45,558	713
*	Envista Holdings Corp.	26,442	623
*	Viking Therapeutics Inc.	17,369	569
	Organon & Co.	42,247	564
*	Doximity Inc. Class A	22,801	488
*	Ultragenyx Pharmaceutical Inc.	15,823	379
*	Acadia Healthcare Co. Inc.	14,587	338
	DENTSPLY SIRONA Inc.	31,236	327
*	Summit Therapeutics Inc. (XNMS)	18,632	327
*	Sarepta Therapeutics Inc.	17,281	309
*	Caris Life Sciences Inc.	15,985	267
	Perrigo Co. plc	21,533	238

		Shares	Market Value ($000)
*	Inspire Medical Systems Inc.	4,517	187
*	Certara Inc.	19,176	112
*,2	Hologic Inc. CVR	9,210	—
			916,780
Industrials (11.3%)
	Visa Inc. Class A (XNYS)	276,239	90,153
	Caterpillar Inc. (XNYS)	75,977	66,546
	Mastercard Inc. Class A	132,047	65,229
	General Electric Co.	170,742	55,279
	GE Vernova Inc.	44,306	42,902
	RTX Corp.	219,668	39,466
*	Boeing Co.	124,044	28,673
	American Express Co.	88,646	28,054
	Union Pacific Corp.	98,200	25,791
	Eaton Corp. plc	64,342	25,775
	Honeywell International Inc.	104,523	24,862
	Deere & Co.	40,127	21,756
	Capital One Financial Corp.	101,039	18,988
	Accenture plc Class A	101,055	18,904
	Lockheed Martin Corp.	33,900	17,982
	Parker-Hannifin Corp.	20,784	17,555
	Quanta Services Inc.	24,229	17,245
	Howmet Aerospace Inc.	65,906	17,020
	Trane Technologies plc	36,532	16,487
	Automatic Data Processing Inc.	66,286	14,705
	Cummins Inc.	22,626	14,631
	FedEx Corp.	35,146	14,471
	General Dynamics Corp.	41,428	14,368
	CSX Corp.	308,732	13,973
	Johnson Controls International plc	100,358	13,454
	3M Co.	87,702	13,430
	Emerson Electric Co.	92,331	13,279
	United Parcel Service Inc. Class B (XNYS)	120,278	12,832
	Northrop Grumman Corp.	21,931	12,362
	CRH plc	109,837	11,949
	Illinois Tool Works Inc.	47,538	11,755
*	Rocket Lab Corp.	80,171	11,503
	Sherwin-Williams Co.	37,801	11,485
	TransDigm Group Inc.	9,057	11,397
	Norfolk Southern Corp.	37,016	11,288
	Comfort Systems USA Inc.	5,703	10,426
	United Rentals Inc.	10,390	10,345
	L3Harris Technologies Inc.	30,622	9,651
	Cintas Corp.	56,281	9,639
*	Keysight Technologies Inc.	28,190	9,538
	PACCAR Inc.	84,471	9,323
	WW Grainger Inc.	7,163	8,841
	AMETEK Inc.	37,770	8,530
	Rockwell Automation Inc.	18,533	8,359
	Carrier Global Corp.	128,485	8,206
	Westinghouse Air Brake Technologies Corp.	27,779	7,255
	Ferguson Enterprises Inc.	31,276	7,067
	Old Dominion Freight Line Inc.	30,036	6,763
*	Block Inc. (XNYS)	87,399	6,618
	Vulcan Materials Co.	21,600	6,111
	EMCOR Group Inc.	7,244	5,989
	Martin Marietta Materials Inc.	9,939	5,781
*	Axon Enterprise Inc.	12,377	5,554
	Paychex Inc.	53,296	5,169
*	Fiserv Inc.	87,302	4,938
*	Fair Isaac Corp.	3,791	4,741
*	Teledyne Technologies Inc.	7,604	4,713
	Ingersoll Rand Inc. (XYNS)	65,702	4,707
	Dover Corp.	22,181	4,688
	Otis Worldwide Corp.	63,841	4,523
	Curtiss-Wright Corp.	6,015	4,497
	Xylem Inc.	39,787	4,358
	FTAI Aviation Ltd.	16,679	4,342
	nVent Electric plc	25,991	4,340

		Shares	Market Value ($000)
	PayPal Holdings Inc. (XNGS)	93,076	4,165
	PPG Industries Inc.	36,713	4,148
	Hubbell Inc.	8,751	4,145
*	Corpay Inc.	11,201	4,053
	Synchrony Financial	56,514	4,037
*	XPO Inc.	18,736	4,014
	Verisk Analytics Inc.	22,874	4,003
*	Mettler-Toledo International Inc.	3,366	3,974
	Dow Inc.	115,735	3,906
*	ATI Inc.	21,993	3,852
*	MasTec Inc.	10,181	3,852
	Fidelity National Information Services Inc.	84,618	3,638
	MKS Inc.	11,068	3,589
	Smurfit Westrock plc	85,060	3,500
	Woodward Inc.	9,864	3,453
	JB Hunt Transport Services Inc.	12,479	3,450
	Expeditors International of Washington Inc.	21,798	3,444
	CH Robinson Worldwide Inc.	19,182	3,427
	Veralto Corp.	40,825	3,357
*	Affirm Holdings Inc.	45,295	3,336
	Equifax Inc.	20,112	3,334
	DuPont de Nemours Inc.	68,266	3,305
	Packaging Corp. of America	14,376	3,147
	HEICO Corp. Class A	12,091	3,141
	Snap-on Inc.	8,345	3,098
	Fortive Corp.	51,721	3,016
	BWX Technologies Inc.	14,883	2,915
	Amcor plc	74,951	2,910
	WESCO International Inc.	7,810	2,821
	ITT Inc.	13,919	2,714
*	Generac Holdings Inc.	9,521	2,646
	Textron Inc.	28,658	2,630
	IDEX Corp.	12,458	2,627
	Lennox International Inc.	5,169	2,596
	Global Payments Inc. (XNYS)	34,258	2,587
	Nordson Corp.	8,635	2,481
	HEICO Corp.	7,071	2,462
	Ball Corp.	44,230	2,418
*	API Group Corp.	58,915	2,416
	Masco Corp.	34,237	2,405
	Carlisle Cos. Inc.	6,825	2,353
	Jacobs Solutions Inc.	19,290	2,312
	TransUnion	32,127	2,299
	Lincoln Electric Holdings Inc.	8,833	2,283
	RPM International Inc.	21,007	2,226
*	Trimble Inc.	39,322	2,218
	Regal Rexnord Corp.	10,885	2,196
	Watsco Inc.	5,745	2,109
*	Saia Inc.	4,395	2,076
	Graco Inc.	27,352	2,064
*	Zebra Technologies Corp. Class A	8,390	2,044
	Stanley Black & Decker Inc.	25,498	2,025
	Huntington Ingalls Industries Inc.	6,435	1,983
	Knight-Swift Transportation Holdings Inc.	26,013	1,967
*	TopBuild Corp.	4,620	1,929
	Pentair plc	26,953	1,909
	Littelfuse Inc.	4,057	1,894
	Applied Industrial Technologies Inc.	6,105	1,855
	Allegion plc	14,167	1,843
*,1	QXO Inc.	106,063	1,830
	Cognex Corp.	27,678	1,823
	Crown Holdings Inc.	19,108	1,817
	Owens Corning	13,457	1,693
	Valmont Industries Inc.	3,172	1,649
	Jack Henry & Associates Inc.	11,973	1,632
	Advanced Drainage Systems Inc.	11,550	1,607
	Ryder System Inc.	6,407	1,607
	Flowserve Corp.	20,827	1,573
	Booz Allen Hamilton Holding Corp.	19,729	1,562
	AAON Inc.	11,080	1,553

		Shares	Market Value ($000)
	Donaldson Co. Inc.	18,952	1,552
	Acuity Inc.	5,082	1,551
*	Core & Main Inc. Class A	31,290	1,547
	Allison Transmission Holdings Inc.	13,542	1,537
	CNH Industrial NV	144,917	1,480
	Crane Co.	8,088	1,480
	AECOM	21,281	1,476
	Toro Co.	16,243	1,460
*	Aurora Innovation Inc.	189,885	1,394
*	Builders FirstSource Inc.	17,695	1,349
	Oshkosh Corp.	10,361	1,347
	Simpson Manufacturing Co. Inc.	6,822	1,294
*	Kirby Corp.	8,885	1,249
	AptarGroup Inc.	10,736	1,244
*	Everus Construction Group Inc.	8,238	1,226
*	Middleby Corp.	7,690	1,192
	Tetra Tech Inc.	42,861	1,178
	Ralliant Corp.	18,891	1,169
	Sensata Technologies Holding plc	23,406	1,156
	AGCO Corp.	10,243	1,150
	Landstar System Inc.	5,535	1,145
	Eagle Materials Inc.	5,129	1,134
	Armstrong World Industries Inc.	7,072	1,117
*	Gates Industrial Corp. plc	42,826	1,110
	A O Smith Corp.	19,138	1,086
*	StandardAero Inc.	37,722	1,080
*	Axalta Coating Systems Ltd.	34,458	1,060
	MSA Safety Inc.	6,101	1,012
*	GXO Logistics Inc.	18,173	911
	Brunswick Corp.	10,523	881
	Esab Corp.	9,476	876
	Genpact Ltd.	26,210	864
*	Mohawk Industries Inc.	7,990	858
*	Paylocity Holding Corp.	7,097	816
*	WEX Inc.	5,449	790
	Fortune Brands Innovations Inc.	20,218	787
	MSC Industrial Direct Co. Inc. Class A	7,111	778
	Louisiana-Pacific Corp.	10,090	771
	Sonoco Products Co.	15,813	770
*	FTI Consulting Inc.	4,994	765
	WillScot Holdings Corp.	28,892	743
*	ExlService Holdings Inc.	24,644	715
*	Trex Co. Inc.	17,099	708
	Vontier Corp.	23,392	664
	ADT Inc.	93,471	627
*	Amentum Holdings Inc.	26,851	624
	Leonardo DRS Inc.	12,152	593
*	James Hardie Industries plc	25,424	592
*	Karman Holdings Inc.	10,121	582
*	Versigent plc	12,515	552
	Silgan Holdings Inc.	14,199	533
	Graphic Packaging Holding Co.	47,136	531
*	Shift4 Payments Inc. Class A	11,348	506
*	BILL Holdings Inc.	13,394	496
*	Hayward Holdings Inc.	33,117	467
	Robert Half Inc.	15,745	464
*	Euronet Worldwide Inc.	6,337	459
*	Loar Holdings Inc.	6,685	431
	Western Union Co.	52,235	425
	Crane NXT Co.	7,586	295
	Schneider National Inc. Class B	8,176	289
	ManpowerGroup Inc.	7,261	230
			1,286,672
Real Estate (2.0%)
	Welltower Inc.	112,927	23,187
	Prologis Inc.	152,455	21,873
	Equinix Inc.	16,009	17,098
	American Tower Corp.	76,927	14,382
	Simon Property Group Inc.	53,143	10,889

		Shares	Market Value ($000)
	Digital Realty Trust Inc.	56,331	10,703
	Realty Income Corp.	150,091	9,198
	Public Storage	25,829	7,844
	Crown Castle Inc.	70,922	6,489
	Ventas Inc.	76,715	6,476
	Iron Mountain Inc.	48,022	6,159
*	CBRE Group Inc. Class A	48,941	6,120
	Extra Space Storage Inc.	34,443	4,970
	VICI Properties Inc. (XNYS)	164,956	4,655
	AvalonBay Communities Inc.	23,235	4,241
	Equity Residential	61,905	4,052
	SBA Communications Corp.	17,272	3,509
	Invitation Homes Inc.	101,977	2,983
	Weyerhaeuser Co.	117,919	2,890
	Essex Property Trust Inc.	10,344	2,820
	WP Carey Inc.	35,737	2,660
	Kimco Realty Corp.	110,141	2,652
	Host Hotels & Resorts Inc.	112,981	2,596
	Mid-America Apartment Communities Inc.	19,197	2,478
	Sun Communities Inc.	19,890	2,460
	Regency Centers Corp.	29,734	2,300
	Omega Healthcare Investors Inc.	48,002	2,245
*	CoStar Group Inc.	68,812	2,216
*	Jones Lang LaSalle Inc.	7,767	2,193
	Healthpeak Properties Inc.	114,425	2,191
	Lamar Advertising Co. Class A	14,215	2,167
	Gaming & Leisure Properties Inc.	44,769	2,103
	UDR Inc.	54,465	2,010
	Equity LifeStyle Properties Inc.	31,640	1,954
	Camden Property Trust	17,419	1,856
	American Homes 4 Rent Class A	55,571	1,783
	EastGroup Properties Inc.	8,711	1,759
	Federal Realty Investment Trust	13,998	1,675
	BXP Inc.	25,723	1,544
	Brixmor Property Group Inc.	50,152	1,533
	CubeSmart	37,366	1,495
	Agree Realty Corp.	18,633	1,382
	NNN REIT Inc.	31,033	1,381
	Alexandria Real Estate Equities Inc.	27,784	1,380
	Rexford Industrial Realty Inc.	38,471	1,365
	First Industrial Realty Trust Inc.	21,081	1,304
	STAG Industrial Inc.	30,297	1,147
	Healthcare Realty Trust Inc.	52,881	1,053
	Rayonier Inc.	49,793	1,040
	Vornado Realty Trust	29,108	982
*	Zillow Group Inc. Class C	26,864	940
	Americold Realty Trust Inc.	49,067	770
	Cousins Properties Inc.	28,394	761
	Millrose Properties Inc.	24,747	698
	EPR Properties	12,028	686
	Kilroy Realty Corp.	18,821	645
	Lineage Inc.	11,100	493
	Highwoods Properties Inc.	18,777	490
	National Storage Affiliates Trust	11,227	479
	Medical Properties Trust Inc.	78,615	402
	Park Hotels & Resorts Inc.	31,038	376
*	Howard Hughes Holdings Inc.	4,824	306
*	Zillow Group Inc. Class A	8,239	291
*	Fermi Inc.	5,775	40
			232,819
Technology (43.1%)
	NVIDIA Corp.	3,839,901	810,757
	Apple Inc.	2,363,650	737,601
	Microsoft Corp.	1,216,818	547,860
	Alphabet Inc. Class A	954,531	363,046
	Broadcom Inc.	757,724	338,528
	Alphabet Inc. Class C	775,702	291,998
	Meta Platforms Inc. Class A	358,239	226,590
	Micron Technology Inc.	183,327	178,011

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	264,228	136,368
*	Intel Corp.	724,001	83,028
	Lam Research Corp.	206,048	65,560
	Oracle Corp.	276,234	62,368
	Applied Materials Inc.	130,187	58,592
*	Palantir Technologies Inc. Class A	358,485	56,117
	Texas Instruments Inc.	149,129	45,586
	International Business Machines Corp.	152,701	45,474
	QUALCOMM Inc.	175,463	44,045
	KLA Corp.	21,597	41,503
*	Sandisk Corp.	23,474	39,788
*	Palo Alto Networks Inc.	131,297	36,985
	Analog Devices Inc.	80,208	33,194
	Amphenol Corp. Class A	200,359	29,805
*	Crowdstrike Holdings Inc. Class A	40,592	29,673
	Western Digital Corp.	55,850	29,668
	Marvell Technology Inc.	138,980	28,491
	Salesforce Inc.	125,774	24,035
*	AppLovin Corp. Class A	39,164	24,011
	Corning Inc.	128,205	23,226
	Dell Technologies Inc. Class C	51,123	21,518
*	ServiceNow Inc.	171,582	21,340
	Vertiv Holdings Co. Class A	62,476	19,724
*	Adobe Inc.	67,377	17,465
*	Cadence Design Systems Inc.	44,686	16,754
*	Synopsys Inc.	31,268	14,872
	Intuit Inc.	44,853	14,870
*	Fortinet Inc.	101,359	13,984
*	Snowflake Inc.	54,215	13,855
*	Datadog Inc. Class A	51,111	12,642
*	Cloudflare Inc. Class A	51,284	12,401
	Monolithic Power Systems Inc.	7,570	11,856
*	Coherent Corp.	28,652	10,357
	Teradyne Inc.	25,632	9,594
*	DoorDash Inc. Class A	59,887	9,539
	Hewlett Packard Enterprise Co.	217,997	9,383
*	Flex Ltd.	60,218	9,080
	Microchip Technology Inc.	86,413	8,179
*	Strategy Inc.	51,078	8,126
*	Autodesk Inc.	34,864	8,064
*	ON Semiconductor Corp.	65,815	7,939
*	Astera Labs Inc.	21,114	7,239
	Jabil Inc.	16,985	6,192
	Roper Technologies Inc.	17,586	5,725
	NetApp Inc. (XNGS)	32,236	5,618
	Qnity Electronics Inc.	34,235	5,341
*	Workday Inc. Class A	34,549	5,051
*	Zoom Communications Inc.	43,553	4,425
*	Twilio Inc. Class A	23,105	4,405
	Cognizant Technology Solutions Corp. Class A	78,828	4,395
*	MongoDB Inc.	12,996	4,361
*	Everpure Inc. Class A	51,835	4,121
	HP Inc.	151,433	4,095
*	MACOM Technology Solutions Holdings Inc.	10,928	3,985
*	Super Micro Computer Inc. (XNGS)	84,623	3,900
	VeriSign Inc.	13,604	3,882
*	Reddit Inc. Class A	21,160	3,724
*	F5 Inc.	9,231	3,540
*	Akamai Technologies Inc.	23,200	3,469
	Entegris Inc.	24,708	3,429
*	Okta Inc.	27,572	3,399
*	Lattice Semiconductor Corp.	22,412	3,296
	TD SYNNEX Corp.	12,464	3,257
*	Atlassian Corp. Ltd. Class A	27,350	2,943
	CDW Corp.	21,443	2,690
*	PTC Inc.	19,173	2,660
	Leidos Holdings Inc.	20,771	2,655
	SS&C Technologies Holdings Inc.	34,491	2,329
	Gen Digital Inc. (XNGS)	89,951	2,320
*	Zscaler Inc.	16,469	2,301

		Shares	Market Value ($000)
*	Nutanix Inc. Class A	42,736	2,225
*	Tyler Technologies Inc.	7,099	2,223
*	Guidewire Software Inc.	13,951	2,130
*	Onto Innovation Inc.	8,023	2,072
*	Dynatrace Inc.	48,482	2,065
*	Toast Inc. Class A	76,346	1,987
*	Pinterest Inc. Class A	97,332	1,952
	Skyworks Solutions Inc.	24,709	1,924
*	GoDaddy Inc. Class A	22,161	1,902
*	Gartner Inc.	11,548	1,873
*	Rubrik Inc. Class A	23,591	1,855
*	HubSpot Inc.	8,390	1,851
*	Samsara Inc. Class A	52,877	1,850
*	CACI International Inc. Class A	3,586	1,841
*	Arrow Electronics Inc.	8,530	1,831
*	Docusign Inc.	32,784	1,722
*	Unity Software Inc.	53,776	1,639
*	GLOBALFOUNDRIES Inc.	20,037	1,602
*	Manhattan Associates Inc.	9,628	1,445
*	Cirrus Logic Inc.	8,434	1,433
*	Qorvo Inc.	13,654	1,414
	Amkor Technology Inc.	20,207	1,406
	Match Group Inc.	38,650	1,396
	Paycom Software Inc.	8,241	1,151
	Avnet Inc.	13,047	1,134
*	Maplebear Inc.	28,432	1,132
	Amdocs Ltd.	17,295	1,089
*	Procore Technologies Inc.	20,671	1,023
*	Elastic NV	14,864	962
*	Allegro MicroSystems Inc.	19,748	945
*	EPAM Systems Inc.	8,876	909
	Bentley Systems Inc. Class B	25,983	848
*	SentinelOne Inc. Class A	49,470	819
	Science Applications International Corp.	7,389	770
*	Dropbox Inc. Class A	28,287	760
*	UiPath Inc. Class A	64,882	760
*	Gitlab Inc. Class A	23,247	722
	KBR Inc.	20,202	706
	Universal Display Corp.	7,287	671
*	Appfolio Inc. Class A	3,736	602
*	Parsons Corp.	9,064	536
	Dolby Laboratories Inc. Class A	9,557	533
	Pegasystems Inc.	14,914	533
	RingCentral Inc. Class A	12,262	531
*	Teradata Corp.	15,030	512
*	IAC Inc.	10,732	482
*	Kyndryl Holdings Inc.	38,650	482
*	CCC Intelligent Solutions Holdings Inc.	98,702	464
*	IPG Photonics Corp.	4,005	459
*	Globant SA	7,583	306
*	DXC Technology Co.	28,604	283
*	nCino Inc.	17,305	278
*	Trump Media & Technology Group Corp.	26,726	249
*	DoubleVerify Holdings Inc.	22,362	217
*	Figure Technology Solutions Inc. Class A	5,773	204
	Concentrix Corp.	7,151	202
*	SailPoint Inc.	9,443	178
*	ZoomInfo Technologies Inc.	46,722	156
	Ingram Micro Holding Corp.	5,240	148
*	Clarivate plc	55,986	142
*	NIQ Global Intelligence plc	10,705	89
*	Cerebras Systems Inc. Class A	340	81
			4,881,903
Telecommunications (2.1%)
	Cisco Systems Inc.	653,147	78,652
	Verizon Communications Inc.	693,215	33,143
	AT&T Inc.	1,134,693	28,140
*	Arista Networks Inc.	169,379	27,011
	T-Mobile US Inc.	78,923	14,800

		Shares	Market Value ($000)
	Comcast Corp. Class A	591,823	14,719
*	Ciena Corp.	23,102	13,404
	Motorola Solutions Inc.	27,312	11,014
*	Lumentum Holdings Inc.	11,533	9,860
*	AST SpaceMobile Inc.	35,596	4,037
*	Roku Inc.	21,259	2,768
*	Charter Communications Inc. Class A	13,493	1,944
	Millicom International Cellular SA	16,446	1,404
	Iridium Communications Inc.	15,010	777
*	Liberty Broadband Corp. Class C	18,675	630
	Ubiquiti Inc.	690	403
*	Liberty Global Ltd. Class A	26,341	330
*	Liberty Global Ltd. Class C	22,674	276
*	Liberty Capital Corp. Class C	5,118	114
*	Liberty Broadband Corp. Class A	2,535	86
*	Liberty Capital Corp.	515	11
			243,523
Utilities (2.3%)
	NextEra Energy Inc.	342,500	29,801
	Southern Co.	181,345	16,693
	Duke Energy Corp.	127,877	15,694
	Constellation Energy Corp.	51,090	14,701
	Waste Management Inc.	60,650	12,825
	American Electric Power Co. Inc.	87,804	11,122
	Sempra	106,988	9,536
	Dominion Energy Inc.	139,828	9,360
	Vistra Corp.	55,264	8,855
	Entergy Corp.	73,223	7,985
	Xcel Energy Inc.	97,030	7,714
	Exelon Corp.	165,627	7,559
	Republic Services Inc.	33,209	6,656
	Public Service Enterprise Group Inc.	81,626	6,420
	Consolidated Edison Inc.	59,083	6,241
	WEC Energy Group Inc.	53,387	5,929
	PG&E Corp.	358,815	5,863
	DTE Energy Co.	33,909	4,845
	Ameren Corp.	44,171	4,769
	CenterPoint Energy Inc.	106,508	4,501
	NRG Energy Inc.	33,482	4,489
	Atmos Energy Corp.	26,287	4,446
	Edison International	62,381	4,363
	PPL Corp.	120,865	4,277
	Eversource Energy	61,409	4,192
	FirstEnergy Corp.	89,910	4,171
	American Water Works Co. Inc.	31,802	3,920
	NiSource Inc.	78,595	3,633
	CMS Energy Corp.	49,139	3,566
	Evergy Inc.	38,205	3,134
	Alliant Energy Corp.	42,616	3,052
*	Talen Energy Corp.	7,474	2,891
*	Clean Harbors Inc.	8,245	2,317
	Pinnacle West Capital Corp.	19,663	1,961
	AES Corp.	117,015	1,717
	Essential Utilities Inc.	46,327	1,709
	OGE Energy Corp.	34,754	1,642
	IDACORP Inc.	8,897	1,248
	UGI Corp.	35,472	1,239
	National Fuel Gas Co.	15,350	1,186
	Brookfield Renewable Corp. (XTSE)	22,683	907
	Clearway Energy Inc. Class C	18,814	774
	MDU Resources Group Inc.	34,680	731
			258,634
Total Common Stocks (Cost $6,465,353)			11,306,522

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.667% (Cost $25,281)	252,840	25,282
Total Investments (99.9%) (Cost $6,490,634)			11,331,804
Other Assets and Liabilities—Net (0.1%)			7,039
Net Assets (100%)			11,338,843
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,060.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,099 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	28	10,634	238

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	596	(4.320)	11	—
Citigroup Inc.	8/31/2027	BANA	1,324	(4.362)	—	(11)
Elevance Health Inc.	2/1/2027	CITNA	311	(4.120)	—	(3)
Global Payments Inc.	8/31/2026	BANA	327	(4.279)	10	—
Goldman Sachs Group Inc.	8/31/2027	BANA	2,391	(4.434)	73	—
JPMorgan Chase & Co.	2/1/2027	CITNA	929	(4.270)	—	(9)
JPMorgan Chase & Co.	8/31/2027	BANA	8,048	(4.414)	—	(200)
PayPal Holdings Inc.	8/31/2026	BANA	2,637	(4.345)	34	—
PayPal Holdings Inc.	2/1/2027	CITNA	21	(3.970)	—	—
Raymond James Financial Inc.	2/1/2027	CITNA	185	(4.120)	—	(11)
Salesforce Inc.	8/31/2026	BANA	4,298	(3.570)	286	—
VICI Properties Inc.	8/31/2026	BANA	348	(4.318)	—	(5)
VICI Properties Inc.	2/1/2027	CITNA	13	(4.070)	—	—
					414	(239)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,306,522	—	—	11,306,522
Temporary Cash Investments	25,282	—	—	25,282
Total	11,331,804	—	—	11,331,804
Derivative Financial Instruments
Assets
Futures Contracts[1]	238	—	—	238
Swap Contracts	—	414	—	414
Total	238	414	—	652
Liabilities
Swap Contracts	—	(239)	—	(239)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.